Debt and Credit Facilities - Scheduled Debt Repayments (Details) $ in Millions	Dec. 31, 2022 CAD ($)
Debt and Credit Facilities
Scheduled principal repayments for lease liabilities, short-term debt and long-term debt	$ 15,665.0
2023
Debt and Credit Facilities
Scheduled principal repayments for lease liabilities, short-term debt and long-term debt	3,124.0
2024
Debt and Credit Facilities
Scheduled principal repayments for lease liabilities, short-term debt and long-term debt	264.0
2025
Debt and Credit Facilities
Scheduled principal repayments for lease liabilities, short-term debt and long-term debt	241.0
2026
Debt and Credit Facilities
Scheduled principal repayments for lease liabilities, short-term debt and long-term debt	691.0
2027
Debt and Credit Facilities
Scheduled principal repayments for lease liabilities, short-term debt and long-term debt	244.0
Thereafter
Debt and Credit Facilities
Scheduled principal repayments for lease liabilities, short-term debt and long-term debt	$ 11,101.0